Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated other comprehensive income [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2009	$ 3,445	$ 12	$ 7,836	$ (654)	$ (3,914)	$ 37	$ 128
Opening balance (shares) at Dec. 31, 2009		362,974,807
Net income/(loss)	181				169		12
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax	23			23			0
Cash Flow Hedge Gain Loss Reclassified To Earnings Net	24			24			0
Net loss on available-for-sale financial assets arising during the period, net of tax	(6)			(6)
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease	41
Comprehensive Income Net Of Tax	222
Stock Issues As Part Of Share Incentive Scheme (Shares)		111,676
Stock Issues As Part of Share Incentive Scheme (Values)	4	0	4
Stock Issues In Exchange For E Ordinary Shares Cancelled Shares		0
Stock Issues In Exchange For E Ordinary Shares Cancelled Value	1	0	1
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		23,046
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	6		6
Dividends Cash	(46)				(35)
Minority Interest Decrease From Distributions To Noncontrolling Interest Holders							(11)
Closing balance at Mar. 31, 2010	3,633	12	7,848	(613)	(3,780)	37	129
Closing balance (shares) at Mar. 31, 2010		363,109,529
Opening balance at Dec. 31, 2010	4,589	13	8,670	(385)	(3,869)	37	123
Opening balance (shares) at Dec. 31, 2010		381,889,139
Net income/(loss)	243				237		6
Other Comprehensive Income Foreign Currency Transaction And Translation Gain Loss Arising During Period Net Of Tax	(52)			(51)			(1)
Net loss on available-for-sale financial assets arising during the period, net of tax	(2)			(2)
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease	(54)
Comprehensive Income Net Of Tax	189
Stock Issues As Part Of Share Incentive Scheme (Shares)		199,875
Stock Issues As Part of Share Incentive Scheme (Values)	8	0	8
Stock Issues In Exchange For E Ordinary Shares Cancelled Shares		0
Stock Issues In Exchange For E Ordinary Shares Cancelled Value	1	0	1
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Shares)		8,085
Stock Issues Transferred From Employee Share Ownership Plan To Exiting Employees (Values)	1	0	1
Stock based compensation expense	5		5
Dividends Cash	(43)				(43)
Closing balance at Mar. 31, 2011	$ 4,750	$ 13	$ 8,685	$ (438)	$ (3,675)	$ 37	$ 128
Closing balance (shares) at Mar. 31, 2011		382,097,099